Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities
Net loss	$ (46,367)	$ (67,195)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property and equipment	2,041	1,680
Amortization of financing costs	4,402	4,632
Noncash interest expense	7,760	11,647
Obsolete inventory reserve		(883)
Share-based compensation expense	3,792	5,425
Offering costs (including 2014 capitalized IPO costs)		3,978
Increase / (decrease) in fair value of derivatives	549	(443)
Bad debt expense	154
Impairment of PPE	28
Gain on sale of property and equipment	(134)
Changes in:
Accounts receivable	(474)	(465)
Other receivables	320	(184)
Inventories	1,400	(1,196)
Deferred cost of goods sold	173	(50)
Prepaid expense and other current assets	166	99
Other assets	126	45
Accounts payable	(2,828)	3,343
Accrued expense	(424)	(1,525)
Deferred revenue	(272)	263
Deferred rent liability	(73)	(55)
Net cash used in operating activities	(29,661)	(40,884)
Investing activities
Proceeds from sales of property and equipment	134
Acquisition of property and equipment	(173)	(987)
Net cash used in investing activities	(39)	(987)
Financing activities
Repayment of capital lease	(26)	(153)
Investor capital contributions		17,982
Proceeds from issuance of common stock	25,395
Proceeds from issuance of Series AB Preferred Stock	5,819	8,549
Proceeds from exercise of warrants by a related party	7,375
Common stock issuance costs		(244)
Offering costs	(1,431)	(2,418)
Costs associated with debt restructuring	(355)
Net cash provided by financing activities	36,777	23,716
Net increase (decrease) in cash and cash equivalents	7,077	(18,155)
Cash and cash equivalents-beginning of period	2,789	20,944
Cash and cash equivalents-end of period	9,866	2,789
Supplemental disclosures of cash flow information
Reclassification of derivative liability upon exercise of warrants	1,557
Cancellation of derivative liability	3,036
Issuance of derivative liabilities for private placement warrants	226
Conversion of interest and fees and write off of remaining debt discounts	17,934
Write off of fully reserved inventory	898
Issuance of Series AB Preferred Stock warrants	4,000
Noncash investing and financing transactions
Accrued property and equipment additions	$ 25
Accrued offering costs		(405)
Accrued issuance costs		$ 160